Quarterly Holdings Report
for
Fidelity® Sustainable Low Duration Bond ETF
May 31, 2024
LDB-NPRT3-0724
1.9904954.102
Nonconvertible Bonds - 55.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. 5.539% 2/20/26	20,000	19,999
Media - 1.0%
Discovery Communications LLC:
3.9% 11/15/24	11,000	10,897
4.9% 3/11/26	11,000	10,855
Warnermedia Holdings, Inc. 3.788% 3/15/25	16,000	15,736
		37,488
Wireless Telecommunication Services - 0.9%
T-Mobile U.S.A., Inc. 3.5% 4/15/25	32,000	31,398
TOTAL COMMUNICATION SERVICES		88,885
CONSUMER DISCRETIONARY - 5.5%
Automobiles - 4.1%
American Honda Finance Corp.:
0.55% 7/12/24	20,000	19,891
2.15% 9/10/24	26,000	25,755
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9515% 10/15/24 (b)(c)	25,000	25,017
3.8% 4/7/25	11,000	10,820
4.3% 7/13/25	15,000	14,777
Hyundai Capital America:
2.65% 2/10/25 (d)	32,000	31,303
5.8% 6/26/25 (d)	15,000	15,006
6.25% 11/3/25 (d)	11,000	11,071
		153,640
Specialty Retail - 1.4%
AutoZone, Inc. 3.625% 4/15/25	36,000	35,389
Lowe's Companies, Inc. 4% 4/15/25	16,000	15,789
		51,178
TOTAL CONSUMER DISCRETIONARY		204,818
CONSUMER STAPLES - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Dollar Tree, Inc. 4% 5/15/25	10,000	9,857
ENERGY - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
Canadian Natural Resources Ltd.:
2.05% 7/15/25	12,000	11,522
3.9% 2/1/25	16,000	15,805
Enbridge, Inc. 2.5% 1/15/25	20,000	19,619
Enterprise Products Operating LP 3.75% 2/15/25	16,000	15,783
EQT Corp. 6.125% 2/1/25	15,000	15,001
MPLX LP 4.875% 12/1/24	25,000	24,909
The Williams Companies, Inc. 4.55% 6/24/24	15,000	14,986
Western Midstream Operating LP 3.1% 2/1/25	12,000	11,758
		129,383
FINANCIALS - 27.6%
Banks - 16.5%
Bank of America Corp.:
2.456% 10/22/25 (b)	30,000	29,612
3.366% 1/23/26 (b)	33,000	32,497
3.384% 4/2/26 (b)	20,000	19,608
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 5.7976% 1/10/25 (b)(c)	20,000	20,022
5.2% 12/12/24	5,000	4,990
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.707% 7/31/24 (b)(c)	50,000	50,013
5.25% 12/6/24	15,000	14,968
Canadian Imperial Bank of Commerce:
1% 10/18/24	20,000	19,654
2.25% 1/28/25	33,000	32,287
Citigroup, Inc. 3.106% 4/8/26 (b)	33,000	32,274
JPMorgan Chase & Co.:
2.005% 3/13/26 (b)	12,000	11,659
2.083% 4/22/26 (b)	16,000	15,497
2.301% 10/15/25 (b)	30,000	29,613
4.08% 4/26/26 (b)	11,000	10,839
PNC Financial Services Group, Inc. 5.812% 6/12/26 (b)	15,000	15,022
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.6746% 10/7/24 (b)(c)	20,000	20,013
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 5.6872% 7/29/24 (b)(c)	20,000	20,004
5.66% 10/25/24	20,000	19,995
The Toronto-Dominion Bank:
1.45% 1/10/25	33,000	32,201
4.285% 9/13/24	20,000	19,922
Truist Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7473% 6/9/25 (b)(c)	25,000	24,999
2.5% 8/1/24	16,000	15,915
4% 5/1/25	32,000	31,526
U.S. Bancorp 2.4% 7/30/24	26,000	25,863
Wells Fargo & Co.:
2.164% 2/11/26 (b)	27,000	26,342
2.188% 4/30/26 (b)	12,000	11,622
3.908% 4/25/26 (b)	32,000	31,480
		618,437
Capital Markets - 5.5%
Bank of New York Mellon Corp. 2.1% 10/24/24	20,000	19,728
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	16,000	15,462
1.093% 12/9/26 (b)	12,000	11,202
3.5% 1/23/25	20,000	19,727
5.798% 8/10/26 (b)	15,000	15,010
Moody's Corp. 3.75% 3/24/25	16,000	15,775
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.8379% 1/22/25 (b)(c)	25,000	25,018
0.985% 12/10/26 (b)	16,000	14,912
2.188% 4/28/26 (b)	12,000	11,626
4.679% 7/17/26 (b)	15,000	14,833
NASDAQ, Inc. 5.65% 6/28/25	2,000	2,000
State Street Corp.:
2.901% 3/30/26 (b)	15,000	14,647
4.857% 1/26/26 (b)	15,000	14,915
5.751% 11/4/26 (b)	11,000	11,039
		205,894
Consumer Finance - 2.7%
Ally Financial, Inc. 5.8% 5/1/25	20,000	19,986
American Express Co.:
2.25% 3/4/25	10,000	9,757
3% 10/30/24	26,000	25,722
6.338% 10/30/26 (b)	16,000	16,171
Capital One Financial Corp. 2.636% 3/3/26 (b)	12,000	11,715
Toyota Motor Credit Corp. 0.5% 6/18/24	17,000	16,964
		100,315
Financial Services - 1.1%
Corebridge Financial, Inc. 3.5% 4/4/25	26,000	25,521
The Western Union Co. 2.85% 1/10/25	16,000	15,708
		41,229
Insurance - 1.8%
Equitable Financial Life Global Funding:
1% 1/9/26 (d)	12,000	11,155
1.1% 11/12/24 (d)	33,000	32,309
1.4% 7/7/25 (d)	12,000	11,458
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)	15,000	14,890
		69,812
TOTAL FINANCIALS		1,035,687
HEALTH CARE - 6.5%
Biotechnology - 1.6%
AbbVie, Inc.:
3.8% 3/15/25	20,000	19,730
3.85% 6/15/24	25,000	24,976
Amgen, Inc. 5.25% 3/2/25	15,000	14,964
		59,670
Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp. 1.9% 6/1/25	17,000	16,411
Health Care Providers & Services - 3.2%
Cigna Group:
1.25% 3/15/26	16,000	14,883
5.685% 3/15/26	11,000	11,000
CVS Health Corp.:
2.625% 8/15/24	26,000	25,830
4.1% 3/25/25	16,000	15,796
HCA Holdings, Inc.:
5.25% 4/15/25	16,000	15,931
5.25% 6/15/26	11,000	10,937
Humana, Inc. 3.85% 10/1/24	25,000	24,839
		119,216
Pharmaceuticals - 1.3%
Bayer U.S. Finance II LLC 3.375% 7/15/24 (d)	35,000	34,892
Bristol-Myers Squibb Co. 2.9% 7/26/24	15,000	14,940
		49,832
TOTAL HEALTH CARE		245,129
INDUSTRIALS - 2.1%
Building Products - 0.3%
Carrier Global Corp. 5.8% 11/30/25	11,000	11,050
Machinery - 1.1%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 5.616% 9/13/24 (b)(c)	25,000	25,009
Otis Worldwide Corp. 2.056% 4/5/25	17,000	16,511
		41,520
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.875% 1/15/26	16,000	15,293
3.25% 3/1/25	12,000	11,761
		27,054
TOTAL INDUSTRIALS		79,624
INFORMATION TECHNOLOGY - 3.3%
Electronic Equipment, Instruments & Components - 0.9%
Dell International LLC/EMC Corp. 4% 7/15/24	35,000	34,929
Semiconductors & Semiconductor Equipment - 1.3%
NXP BV/NXP Funding LLC 5.35% 3/1/26	15,000	14,942
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25	33,000	32,107
		47,049
Software - 1.1%
Oracle Corp. 2.95% 11/15/24	16,000	15,804
Roper Technologies, Inc. 2.35% 9/15/24	25,000	24,770
		40,574
TOTAL INFORMATION TECHNOLOGY		122,552
MATERIALS - 1.3%
Chemicals - 1.3%
Celanese U.S. Holdings LLC:
5.9% 7/5/24	16,000	15,997
6.05% 3/15/25	11,000	11,009
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (d)	12,000	11,302
Nutrien Ltd. 3% 4/1/25	12,000	11,743
		50,051
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.:
1.3% 9/15/25	12,000	11,365
4% 6/1/25	11,000	10,821
		22,186
UTILITIES - 2.9%
Electric Utilities - 1.2%
Eversource Energy 4.2% 6/27/24	16,000	15,982
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.6413% 6/28/24 (b)(c)	20,000	20,000
Tampa Electric Co. 3.875% 7/12/24	7,000	6,985
		42,967
Gas Utilities - 0.3%
The East Ohio Gas Co. 1.3% 6/15/25 (d)	12,000	11,452
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp. 3.3% 7/15/25 (d)	12,000	11,655
Multi-Utilities - 1.1%
Dominion Energy, Inc. 3.3% 3/15/25	15,000	14,701
Puget Energy, Inc. 3.65% 5/15/25	12,000	11,759
Sempra 3.3% 4/1/25	16,000	15,683
		42,143
TOTAL UTILITIES		108,217
TOTAL NONCONVERTIBLE BONDS (Cost $2,092,883)		2,096,389

U.S. Treasury Obligations - 30.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.77% to 5.3% 9/5/24 to 11/29/24	978,300	957,966
U.S. Treasury Notes 3% 6/30/24	200,000	199,641
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,158,694)		1,157,607

Asset-Backed Securities - 10.0%
	Principal Amount (a)	Value ($)
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/27	10,000	9,980
BMW Vehicle Lease Trust Series 2023-2 Class A2, 5.95% 8/25/25	13,229	13,242
BMW Vehicle Owner Trust Series 2023-A Class A2A, 5.72% 4/27/26	17,066	17,072
Bofa Auto Trust 2024-1 Series 2024-1A Class A2, 5.57% 12/15/26 (d)	6,000	5,997
Capital One Prime Auto Receiva Series 2023-2 Class A2A, 5.91% 10/15/26	21,929	21,966
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	4,087	4,080
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	1,091	1,082
Series 2023 2 Class A2A, 5.5% 6/15/26	5,406	5,402
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A2A, 6.08% 12/15/26	12,957	12,984
Citizens Auto Receivables Trust:
Series 2024-1 Class A2A, 5.43% 10/15/26 (d)	10,000	9,984
Series 2024-2 Class A2A, 5.54% 11/16/26 (d)	9,000	8,994
Dllaa 2023-1A Series 2023-1A Class A2, 5.93% 7/20/26 (d)	1,590	1,592
DLLAD:
Series 2023-1A Class A2, 5.19% 4/20/26 (d)	6,360	6,345
Series 2024-1A Class A2, 5.5% 8/20/27 (d)	4,000	3,998
Ford Credit Auto Owner Trust Series 2023-B Class A2A, 5.57% 6/15/26	7,056	7,053
Ford Credit Floorplan Master Owner Trust Series 2019-4 Class A, 2.44% 9/15/26	25,000	24,769
Fordl 2023-A Series 2023-A Class A2A, 5.19% 6/15/25	89	89
GM Financial Automobile Leasing Trust Series 2023-A Class A2A, 5.27% 6/20/25	2,028	2,028
GM Financial Consumer Automobile Series 2024-1 Class ASB, 5.12% 2/16/27	8,000	7,976
Gm Financial Consumer Automobile Re Series 2023-1 Class A2A, 5.19% 3/16/26	2,330	2,327
GM Financial Consumer Automobile Receivables Trust:
Series 2022-3 Class A2A, 3.5% 9/16/25	395	395
Series 2022-4 Class A2A, 4.6% 11/17/25	1,468	1,466
Gm Financial Leasing Trust 202 Series 2023-3 Class A2A, 5.58% 1/20/26	14,598	14,593
Honda Auto Receivables 2024-2 Series 2024-2 Class A2, 5.48% 11/18/26	9,000	8,996
Hyundai Auto Receivables Trust Series 2022-C, Class A2A, 5.35% 11/17/25	3,543	3,541
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/27	10,000	9,973
Mercedes-Benz Auto Receivables:
Series 2023-1 Class A2, 5.09% 1/15/26	1,722	1,720
Series 2023-2 Class A2, 5.92% 11/16/26	11,160	11,174
Nissan Auto Receivables 2023-B Series 2023-B Class A2A, 5.95% 5/15/26	20,000	20,039
Sbna Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/26 (d)	7,000	7,003
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/27 (d)	10,000	10,004
Tesla Auto Lease Trust 2023-B Series 2023-B Class A2, 6.02% 9/22/25 (d)	4,265	4,270
Tesla Auto Lease Trust 23-A Series 2023-A Class A2, 5.86% 8/20/25 (d)	8,297	8,301
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A2A, 5.54% 12/21/26 (d)	20,000	19,988
Toyota Auto Receivables Series 2022-D Class A2A, 5.27% 1/15/26	5,937	5,933
Toyota Auto Receivables 2023-D Series 2023-D Class A2A, 5.8% 11/16/26	10,776	10,787
Toyota Auto Receivables Owner Trust:
Series 2023-A Class A2, 5.05% 1/15/26	4,459	4,453
Series 2023-C Class A2A, 5.6% 8/17/26	13,156	13,154
Toyota Lease Owner Trust Series 2024-A Class A2A, 5.33% 7/20/26 (d)	15,000	14,970
Usaa Auto Owner Trust 2023-A Series 2023-A Class A2, 5.83% 7/15/26 (d)	8,871	8,875
World Omni Auto Receivables Trust:
Series 2023-C Class A2A, 5.57% 12/15/26	11,041	11,039
Series 2023-D Class A2A, 5.91% 2/16/27	7,899	7,912
Series 2024-B Class A2A, 5.48% 9/15/27	8,000	7,997
TOTAL ASSET-BACKED SECURITIES (Cost $373,135)		373,543

Commercial Mortgage Securities - 0.9%
	Principal Amount (a)	Value ($)
BX Trust floater sequential payer Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 1/15/34 (b)(c)(d) (Cost $34,217)	34,482	34,310

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $81,054)	81,038	81,054

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $3,739,983)	3,742,903
NET OTHER ASSETS (LIABILITIES) - 0.1%	3,760
NET ASSETS - 100.0%	3,746,663

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $341,124 or 9.1% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	19,547	1,302,033	1,240,526	3,370	-	-	81,054	0.0%
Total	19,547	1,302,033	1,240,526	3,370	-	-	81,054

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.